Investments	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Investments [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
3.	Investments

Short-term investments consisted of U.S. Treasury Bills at March 31, 2018 and September 30, 2017.

U.S. Treasury Bills are carried at amortized cost which approximates fair value and are classified as held-to-maturity investments.

4.	Investments

Short-term investments consisted of the following:

	September 30,	September 30,
	2017	2016

U.S. Treasury Bills	$1,994,401	$3,988,794

U.S. Treasury Bills are carried at amortized cost which approximates fair value and classified as held-to-maturity investments.